Income taxes (Narrative) (Details) - USD ($)		12 Months Ended
	Jan. 02, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Operating Losses (“NOL”) carryforward		$ 114,981
Corporate tax rate		23.00%	23.00%	23.00%	24.00%		25.00%
Federal statutory income tax rate	7.50%					9.00%
Percent of federal statutory income tax rate, preferred enterprises located other than development area					16.00%
Percentage of federal statutory income tax rate of preferred technological enterprise income						12.00%
Percentage of effective income tax rate reconciliation				35.00%	21.00%
Percentage of net operating loss deduction to taxable income				80.00%
Income tax according to statutory tax rules outside of Israel
Net Operating Losses (“NOL”) carryforward		$ 82,550
Israel
Corporate tax rate		23.00%	23.00%	23.00%
Minimum [Member]
Tax benefit period, commencement		12 years
Minimum [Member] | US
Open tax year		2017
Minimum [Member] | Israel
Open tax year		2016
Minimum [Member] | Foreign ownership
Reduced corporate tax rate company will be liable in years three to eight, based on the percentage of foreign ownership		10.00%
Maximum [Member] | US
Open tax year		2021
Maximum [Member] | Israel
Open tax year		2021
Maximum [Member] | Foreign ownership
Reduced corporate tax rate company will be liable in years three to eight, based on the percentage of foreign ownership		25.00%